Other current and non-current non-financial assets	12 Months Ended
Dec. 31, 2023
Other Current And Non-Current Non-Financial Assets
Other current and non-current non-financial assets	Other current and non-current non-financial assets
As of December 31, 2023, and 2022, the detail of “Other Current and Non-current Assets” is as follows:

Other non-financial assets, current	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Domestic Value Added Tax	63,973	81,361
Foreign Value Added Tax	24,889	66,926
Prepaid mining licenses	1,299	1,122
Prepaid insurance	15,022	33,896
Other prepayments	3,204	1,230
Refund of Value Added Tax to exporters	19,929	3,020
Other taxes	6,142	7,512
Other assets	2,292	1,268
Total	136,750	196,335

Other non-financial assets, non-current	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Exploration and evaluation expenses	57,458	44,023
Guarantee deposits	950	717
Foreign VAT (1)	308,084	—
Other non-current assets	7,208	7,656
Total	373,700	52,396
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(1) Value-added taxes to be recovered from the commercial office of SQM Shanghai Chemicals Co. Ltd., where that recovery is expected to take longer than 12 months.
Movements in assets for the exploration and evaluation of mineral resources as of December 31, 2023, and 2022:

Reconciliation	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
	ThUS$	ThUS$	ThUS$
Opening balance	44,023	26,752	17,883
Changes
Additions	12,002	11,341	8,071
Reclassifications from/to short-term (inventory)	1,049	(465)	83
Amortization of ground studies	(2,131)	(2,421)	(1,360)
Reclassification from construction in progress	2,515	8,816	2,075
Total changes	13,435	17,271	8,869
Ending balance (*)	57,458	44,023	26,752
As of December 31, 2023 and 2022, no reevaluations of assets for exploration and assessment of mineral resources have been conducted.
(*) This corresponds to the sum of expenditures for economically feasible exploration and exploration under operation (long-term).
Mineral resource exploration, evaluation and Exploitation expenditure
Given the nature of operations of the Company and the type of exploration it undertakes, disbursements for exploration can be found in 4 stages: Execution, economically feasible, not economically feasible and in exploitation:
(a)Not economically feasible: Exploration and evaluation disbursements, once finalized and concluded to be not economically feasible, will be charged to income. As of December 31, 2023, and 2022 there were no disbursements for this concept.
(b)Execution: Disbursements for exploration and evaluation under implementation and therefore prior to determination of economic feasibility, are presented as part of property, plant and equipment as constructions in progress.

Explorations in execution	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Chile	9,062	3,699
Total	9,062	3,699

Conciliation of explorations in execution	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Opening balance	3,699	1,000
Disbursements	6,095	4,227
Reclassifications	(732)	(1,528)
Total changes	5,363	2,699
Total	9,062	3,699
(c)Economically feasible: Reimbursements for exploration and evaluation whose study concluded that its economic viability is viable are classified in “Other non-financial assets, non-current.”

Prospecting	Type of Exploration	As of December 31, 2023	As of December 31, 2022
		ThUS$	ThUS$
Chile (1)	Metallic/Non-Metallic	50,844	36,327
Total		50,844	36,327
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(1)The value presented for Chile is composed as of December 2023 of ThUS 13,803 corresponding to non-metallic exploration and evaluation and ThUS$ 37,041 associated with metallic exploration. In December 2022, the amounts of non-metallic and metallic exploration were ThUS$ 11,417 ThUS$24,910.

Prospecting conciliation	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Opening balance	36,327	18,154
Additions	12,002	11,341
Reclassifications from Exploration in execution – Chile	2,515	8,864
Reclassifications to Exploration in Exploitation-Chile	—	(2,032)
Total changes	14,517	18,173
Total	50,844	36,327
(d)In Exploitation: Caliche exploration disbursements that are found in this area are amortized based on the material exploited, the portion that is expected to be exploited in the following 12 months is presented as “Current Assets” in the “Inventories in process” and the remaining portion is classified as “Other Non-current Non-Financial Assets”.

Short-Term Exploitation Conciliation	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Opening balance	1,700	1,235
Amortization of ground studies	—	—
Reclasifications from/to short term (inventories)	(1,049)	465
Total changes	(1,049)	465
Total	651	1,700

Long-Term Exploitation Conciliation	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Opening balance	7,696	8,598
Amortization of ground studies	(2,131)	(2,421)
Reclasifications from/to short term (inventories)	1,049	1,519
Total changes	(1,082)	(902)
Total	6,614	7,696